Cover	May 23, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2022
Entity File Number	001-39728
Entity Registrant Name	CASCADE ACQUISITION CORP.
Entity Central Index Key	0001822309
Entity Tax Identification Number	85-2562068
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1900 Sunset Harbour Dr.
Entity Address, Address Line Two	Suite 2102
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(203)
Local Phone Number	856-3033
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	CAS
Security Exchange Name	NYSE
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	CAS.WS
Security Exchange Name	NYSE
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	CAS.U
Security Exchange Name	NYSE